Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Foreign	$ 0	$ 0	$ 0
Federal	0	0	0
State	110	355	182
Total current income tax expense (benefit)	(110)	(355)	(182)
Deferred:
Foreign	0	0	0
Federal	0	0	(9,390)
State	0	0	(2,182)
Total deferred income tax expense (benefit)	0	0	(11,572)
Total Income tax expense (benefit)	110	355	(11,390)
Income tax expense (benefit) from discontinued operations	60	89	70
Total Income tax expense (benefit)	$ 170	$ 444	$ (11,320)